Note 5 - Business Disposals - Assets Related to Disposal Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accumulated foreign currency translation	$ (19,152)	$ (0)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax, Total	(26,834)	$ (0)
Discontinued Operations, Disposed of by Sale [Member]
Current assets, excluding cash	8,050
Non-current assets, excluding goodwill	4,394
Goodwill	7,052
Current liabilities	(9,197)
Non-current liabilities	(2,905)
Redeemable non-controlling interest	(2,361)
Net assets of disposed operations, excluding cash	5,033
Cash consideration, net of disposed cash	(3,282)
Contributed surplus	93
Non-controlling interest	540
Accumulated foreign currency translation	(19,152)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax, Total	$ (26,834)